Segment Information (Tables)	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Reconciliation of net profit / (loss) to adjusted EBITDA
A reconciliation of net income to Adjusted EBITDA for the nine months ended September 30, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Net income	28,221	871,987
Income taxes	1,538	282
Income before income taxes	29,759	872,269
Depreciation and amortization	37,500	39,280
Impairment of long-lived assets (1)	5,021	76,155
Unrealized loss/(gain) on oil and gas derivative instruments (note 7)	157,749	(361,972)
Realized and unrealized mark-to-market losses/(gains) on investment in listed equity securities (note 8)	62,308	(346,497)
Other non-operating income, net (note 8)	(9,823)	(11,267)
Interest income	(34,827)	(4,013)
Interest expense	1,107	15,589
Gains on derivative instruments, net (note 9)	(9,315)	(73,330)
Other financial items, net (note 9)	1,057	3,243
Net losses/(income) from equity method investments (note 16)	1,279	(12,996)
Net (income)/loss from discontinued operations (note 11)	(293)	79,111
Adjusted EBITDA	241,522	275,572
(1) In May 2023, we entered into an agreement for the sale and recycling of the Gandria (“Gandria SPA”) with Last Voyage, DMCC (the “Buyer”) for net consideration of $15.2 million, of which $2.3 million was received in advance in May 2023 (note 19). The Buyer agreed to purchase the Gandria (including vessel and onboard equipment) for demolition and recycling which will take place at a ship recycling facility in India. In late May 2023, the held for sale presentation criteria was met, and we reclassified the Gandria, previously reported in our FLNG segment as held-for-sale and remeasured the vessel and onboard equipment to the lower of her carrying value and fair value less estimated costs to sell, recognizing an impairment charge of $5.0 million.
In May 2022, entry into a sale and purchase agreement (the “Arctic SPA”) with SNAM RETE Gas S.p.A (part of “Snam”) changed the expected recovery of Golar Arctic’s carrying amount from continued use in operations over her remaining useful life, to recovery from sale, and was considered an indicator of impairment. The revised future estimated cash flows were less than her carrying amount on June 30, 2022 and an impairment charge of $76.2 million was recognized, reflecting an adjustment to her fair value (based on average broker valuations at date of measurement and represents the exit price in the principal LNG carrier sales market).

Segment reporting Information

	Nine months ended September 30, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	172,985	29,576	16,189	218,750
Vessel operating expenses	(49,238)	(14,483)	(4,148)	(67,869)
Voyage, charterhire and commission expenses	(450)	(19)	(681)	(1,150)
Administrative expenses	(446)	(26,000)	(13)	(26,459)
Project development (expenses)/income	(3,193)	(35,289)	29	(38,453)
Realized gain on oil and gas derivative instruments, net (note 7)	146,387	—	—	146,387
Other operating income	2,499	7,817	—	10,316
Adjusted EBITDA	268,544	(38,398)	11,376	241,522

Net (losses)/income from equity method investments (note 16)	—	(3,593)	2,314	(1,279)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	September 30, 2023
(in thousands of $)	FLNG	Corporate and other	Shipping	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	3,050,146	919,294	49,426	4,018,866	14,979	4,033,845
Equity method investments (note 16)	—	45,340	—	45,340	—	45,340

	Nine months ended September 30, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	178,314	26,070	4,216	208,600
Vessel operating expenses	(43,380)	(4,861)	(5,676)	(53,917)
Voyage, charterhire and commission expenses	(450)	(25)	(1,699)	(2,174)
Administrative (expenses)/income	(22)	(30,644)	65	(30,601)
Project development (expenses)/income	(2,917)	1,586	—	(1,331)
Realized gain on oil and gas derivative instruments, net (note 7)	154,696	—	—	154,696
Other operating income	299	—	—	299
Adjusted EBITDA	286,540	(7,874)	(3,094)	275,572

Net income from equity method investments (note 16)	—	12,996	—	12,996
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2022
(in thousands of $)	FLNG	Corporate and other	Shipping	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	2,815,552	1,410,587	52,700	4,278,839	721	4,279,560
Equity method investments (note 16)	—	48,669	55,439	104,108	—	104,108